PRINCIPAL ACCOUNTING POLICIES - Property, equipment and software, net (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Electronic equipment
Property, equipment and software, net
Estimated useful lives (in years)	3 years	3 years
Furniture
Property, equipment and software, net
Estimated useful lives (in years)	5 years	5 years
Vehicle and motor
Property, equipment and software, net
Estimated useful lives (in years)	4 years	4 years
Software
Property, equipment and software, net
Estimated useful lives (in years)	5 years	5 years